STATEMENTS OF CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 3,429,201	$ 538,116	¥ 12,489,562
Common Class A
Common stock, par value | $ / shares		$ 0.50
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	68,286,954	68,286,954	68,286,954
Common stock, outstanding	68,286,954	68,286,954	68,286,954
Common Class B
Common stock, par value | $ / shares		$ 0.50
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909	34,762,909